Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

25. Related party transactions

     As discussed in Note 17, as security for the performance of the Company's obligations under the MFAs, the Company maintains irrevocable standby letters of credit in favor of McDonald's Corporation in an amount of $80 million, of which one in an amount of $65 million was issued by Credit Suisse acting as issuing bank. Credit Suisse owns 49% of the general partner and is a limited partner of DLJ South American Partners, which was a shareholder of the Company. The Company believes that the terms of the transaction are consistent with those that could have been obtained in a comparable arm's-length transaction with an unrelated party.

     As discussed in Note 23, effective March 16, 2011, the Company's Board of Directors approved the split-off of the Axis Business. As a result, the Axis Business is no longer consolidated, representing a related party under common control. The Company has entered into a master commercial agreement with Axis on arm´s length terms pursuant to which Axis provides the Company distribution services in Argentina, Chile, Colombia, Mexico and Venezuela. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axis Distribution B.V., a holding company of the Axis Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, maturing on November 7, 2016. At December 31, 2011, no amounts have been borrowed from the Company.

     The following table summarizes the outstanding balances and transactions between the Company and the Axis Business as of and for the fiscal year ended December 31, 2011:

Balances:
Inventories	$1,436
Prepaid expenses and other current assets	7,150
Accounts and notes receivable	2,497
Other receivables	5,538
Accounts payable	15,311

Transactions:
Food and paper (i)	$320,020
Occupancy and other operating expenses	10,970
Others, net	42

(i) Includes $26,628 of logistics service fees and $293,392 of suppliers purchases managed through Axis.

     In addition, at December 31, 2011 the Company maintained guarantee deposits for the benefit of certain of Axis´ suppliers in the amount of $16,100 consisting of payments made to these suppliers as collateral for the outstanding obligations of Axis to these suppliers. In the event that Axis does not pay a supplier by the date set forth in the relevant agreement, the guarantee deposit will be released to the supplier and the Company will have the right to seek reimbursement from Axis of the amount released. Neither fees nor interest is charged under this agreement with Axis.

     As of December 31, 2011 the Company had notes receivable, other receivables, accounts payable and other liabilities with Lacoop, A.C. and Lacoop II, S.C. totaling $6,341, $336, $8 and $830, respectively.